Schedule of Investments (unaudited) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	10,393	$1,166,095
BWX Technologies, Inc.	14,317	743,339
Curtiss-Wright Corp.	6,090	870,322
HEICO Corp.(b)	7,185	1,014,737
HEICO Corp., Class A	12,601	1,469,781
Hexcel Corp.	13,009	707,169
Howmet Aerospace, Inc.	60,803	2,074,598
Huntington Ingalls Industries, Inc.	6,335	1,347,708
Mercury Systems, Inc.(a)(b)	8,606	480,129
Spirit AeroSystems Holdings, Inc., Class A	17,079	718,001
Textron, Inc.	35,445	2,454,566
TransDigm Group, Inc.(a)	8,401	4,996,999
Virgin Galactic Holdings Inc.(a)(b)	27,358	204,911
Woodward, Inc.	9,937	1,097,840

		19,346,195

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,759	2,203,568
Expeditors International of Washington, Inc.	26,894	2,664,388
GXO Logistics, Inc.(a)	15,509	917,978

		5,785,934

Airlines(a) — 0.9%
Alaska Air Group, Inc.	19,987	1,087,093
American Airlines Group, Inc.	102,698	1,927,641
Copa Holdings SA, Class A(b)	5,049	380,543
Delta Air Lines, Inc.	102,387	4,405,713
JetBlue Airways Corp.	50,376	554,640
Southwest Airlines Co.	94,655	4,422,282
United Airlines Holdings, Inc.	52,008	2,626,404

		15,404,316

Auto Components — 0.6%
Aptiv PLC(a)	43,250	4,601,800
BorgWarner, Inc.	38,533	1,419,170
Gentex Corp.	37,905	1,112,512
Lear Corp.	9,608	1,229,247
QuantumScape Corp.(a)(b)	38,774	579,284

		8,942,013

Automobiles — 0.1%
Harley-Davidson, Inc.	24,614	897,181
Thor Industries, Inc.	8,444	646,388

		1,543,569

Banks — 3.3%
Bank of Hawaii Corp.	6,573	488,637
Bank OZK	18,553	712,806
BOK Financial Corp.	4,807	398,644
Citizens Financial Group, Inc.	79,229	3,121,623
Comerica, Inc.	21,082	1,726,616
Commerce Bancshares, Inc.	17,684	1,209,055
Cullen/Frost Bankers, Inc.	9,184	1,214,951
East West Bancorp, Inc.	22,700	1,618,510
Fifth Third Bancorp	109,222	4,099,102
First Citizens BancShares, Inc., Class A	1,947	1,244,873
First Hawaiian, Inc.	19,628	463,417
First Horizon Corp.	84,050	1,881,039
First Republic Bank	28,539	4,258,590
FNB Corp.	55,934	644,360
Huntington Bancshares, Inc.	229,778	3,021,581
KeyCorp.	149,301	2,883,002
M&T Bank Corp.	28,594	4,764,904

Security	Shares	Value

Banks (continued)
PacWest Bancorp	18,944	$623,068
Pinnacle Financial Partners, Inc.	11,692	906,715
Popular, Inc.	12,617	984,000
Prosperity Bancshares, Inc.	14,267	932,776
Regions Financial Corp.	153,860	3,187,979
Signature Bank	9,824	2,379,864
SVB Financial Group(a)	9,071	4,423,382
Synovus Financial Corp.	23,258	966,137
Umpqua Holdings Corp.	33,450	553,263
Webster Financial Corp.	28,701	1,434,763
Western Alliance Bancorp	16,734	1,273,625
Wintrust Financial Corp.	9,180	801,598
Zions Bancorp NA	23,789	1,344,316

		53,563,196

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,537	576,375
Brown-Forman Corp., Class A	6,844	427,203
Brown-Forman Corp., Class B	29,505	1,989,817
Molson Coors Beverage Co., Class B	28,715	1,554,630

		4,548,025

Biotechnology(a) — 1.4%
Alnylam Pharmaceuticals, Inc.	19,219	2,564,391
BioMarin Pharmaceutical, Inc.	29,343	2,387,053
CureVac NV(b)	8,713	148,905
Exact Sciences Corp.(b)	27,694	1,524,555
Exelixis, Inc.	50,206	1,121,602
Horizon Therapeutics PLC	34,966	3,446,249
Incyte Corp.	29,717	2,227,586
Ionis Pharmaceuticals, Inc.	22,557	829,195
Iovance Biotherapeutics, Inc.	21,669	328,286
Mirati Therapeutics, Inc.	6,708	414,487
Natera, Inc.	13,652	479,458
Neurocrine Biosciences, Inc.	15,044	1,354,411
Novavax, Inc.	12,076	544,265
Sage Therapeutics, Inc.	8,231	259,441
Sarepta Therapeutics, Inc.	13,530	978,490
Seagen, Inc.	21,632	2,834,009
Ultragenyx Pharmaceutical, Inc.	10,430	737,297
United Therapeutics Corp.	7,060	1,253,574

		23,433,254

Building Products — 1.6%
A O Smith Corp.	20,542	1,200,269
Advanced Drainage Systems, Inc.	9,830	1,007,182
Allegion PLC	14,441	1,649,740
Armstrong World Industries, Inc.	7,766	657,470
AZEK Co., Inc.(a)	17,155	364,372
Builders FirstSource, Inc.(a)	30,473	1,876,223
Carlisle Cos., Inc.	8,262	2,142,832
Carrier Global Corp.	137,205	5,250,835
Fortune Brands Home & Security, Inc.	21,765	1,550,756
Hayward Holdings, Inc.(a)	7,886	125,387
Lennox International, Inc.	5,306	1,131,186
Masco Corp.	38,258	2,015,814
Owens Corning	16,058	1,460,154
Trane Technologies PLC	37,357	5,225,871
Trex Co., Inc.(a)	18,537	1,078,668

		26,736,759

Capital Markets — 3.3%
Affiliated Managers Group, Inc.	6,492	815,200
Ameriprise Financial, Inc.	17,926	4,759,174
Ares Management Corp., Class A	22,843	1,512,663

1

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Carlyle Group, Inc.	25,963	$942,197
Cboe Global Markets, Inc.	17,038	1,924,953
Evercore, Inc., Class A	6,032	637,884
FactSet Research Systems, Inc.	6,059	2,444,746
Franklin Resources, Inc.	45,779	1,125,706
Interactive Brokers Group, Inc., Class A	12,861	766,001
Invesco Ltd.	53,649	986,069
Janus Henderson Group PLC	27,084	825,520
Jefferies Financial Group, Inc.	34,523	1,061,928
KKR & Co., Inc.	89,152	4,544,077
Lazard Ltd., Class A	15,144	496,269
LPL Financial Holdings, Inc.	12,805	2,405,675
MarketAxess Holdings, Inc.	5,986	1,577,970
Morningstar, Inc.	3,652	924,796
MSCI, Inc.	12,673	5,338,501
Nasdaq, Inc.	18,719	2,945,809
Northern Trust Corp.	32,880	3,388,284
Raymond James Financial, Inc.	29,549	2,879,846
SEI Investments Co.	17,053	950,193
State Street Corp.	58,496	3,917,477
Stifel Financial Corp.	16,343	1,010,815
T Rowe Price Group, Inc.	36,482	4,488,745
Tradeweb Markets, Inc., Class A	16,813	1,196,918
Virtu Financial, Inc., Class A	13,873	400,652

		54,268,068

Chemicals — 3.0%
Albemarle Corp.	18,618	3,590,109
Ashland Global Holdings, Inc.	8,297	870,936
Axalta Coating Systems Ltd.(a)	32,647	828,254
Celanese Corp.	17,519	2,574,242
CF Industries Holdings, Inc.	34,242	3,315,653
Chemours Co.	24,597	813,423
Corteva, Inc.	116,983	6,748,749
Diversey Holdings Ltd.(a)	12,215	94,544
Eastman Chemical Co.	21,541	2,211,614
Element Solutions, Inc.	36,945	761,806
FMC Corp.	20,385	2,701,828
Huntsman Corp.	32,746	1,109,107
International Flavors & Fragrances, Inc.	40,831	4,952,800
LyondellBasell Industries NV, Class A	41,631	4,414,135
Mosaic Co.	59,467	3,711,930
NewMarket Corp.	1,062	344,736
Olin Corp.	22,655	1,300,397
PPG Industries, Inc.	37,939	4,855,813
RPM International, Inc.	20,535	1,702,351
Scotts Miracle-Gro Co.	6,577	683,548
Valvoline, Inc.	28,959	875,431
Westlake Corp.	5,311	672,107

		49,133,513

Commercial Services & Supplies — 1.1%
Cintas Corp.	14,000	5,561,640
Clean Harbors, Inc.(a)	8,112	851,192
Copart, Inc.(a)	33,494	3,806,593
Driven Brands Holdings, Inc.(a)	9,210	256,867
IAA, Inc.(a)	21,605	791,823
MSA Safety, Inc.	5,819	702,295
Republic Services, Inc.	33,672	4,521,140

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	36,447	$1,222,432
Stericycle, Inc.(a)	14,589	732,222

		18,446,204

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	38,597	4,460,655
Ciena Corp.(a)	24,791	1,367,720
CommScope Holding Co., Inc.(a)	32,992	198,942
F5, Inc.(a)	9,689	1,622,036
Juniper Networks, Inc.	50,745	1,599,482
Lumentum Holdings, Inc.(a)	11,615	943,254
Motorola Solutions, Inc.	26,634	5,691,420
Ubiquiti, Inc.	1,029	290,435
ViaSat, Inc.(a)(b)	11,299	415,916

		16,589,860

Construction & Engineering — 0.4%
AECOM	21,280	1,501,517
MasTec, Inc.(a)(b)	9,248	665,949
MDU Resources Group, Inc.	32,290	831,790
Quanta Services, Inc.	22,632	2,624,859
Valmont Industries, Inc.	3,382	841,476

		6,465,591

Construction Materials — 0.5%
Eagle Materials, Inc.	6,319	779,259
Martin Marietta Materials, Inc.	9,958	3,527,323
Vulcan Materials Co.	21,176	3,648,413

		7,954,995

Consumer Finance — 0.8%
Ally Financial, Inc.	54,028	2,158,959
Credit Acceptance Corp.(a)	1,285	658,563
Discover Financial Services	46,126	5,187,330
OneMain Holdings, Inc.	17,751	815,303
SLM Corp.	43,655	730,348
Synchrony Financial	83,345	3,067,929
Upstart Holdings, Inc.(a)(b)	7,699	577,579

		13,196,011

Containers & Packaging — 1.6%
Amcor PLC	242,063	2,870,867
AptarGroup, Inc.	10,521	1,208,127
Ardagh Metal Packaging SA(a)	15,123	107,827
Avery Dennison Corp.	13,314	2,404,508
Ball Corp.	50,831	4,125,444
Berry Global Group, Inc.(a)	21,723	1,224,091
Crown Holdings, Inc.	19,777	2,176,261
Graphic Packaging Holding Co.	45,216	985,709
International Paper Co.	62,247	2,880,791
Packaging Corp. of America	15,078	2,430,121
Sealed Air Corp.	23,713	1,522,612
Silgan Holdings, Inc.	13,416	595,268
Sonoco Products Co.	15,944	987,093
Westrock Co.	41,363	2,048,709

		25,567,428

Distributors — 0.5%
Genuine Parts Co.	22,278	2,897,254
LKQ Corp.	43,759	2,171,759
Pool Corp.	6,221	2,520,874

		7,589,887

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.4%
ADT, Inc.	25,316	$173,415
Bright Horizons Family Solutions, Inc.(a)	9,666	1,104,244
Chegg, Inc.(a)	20,777	514,023
Frontdoor, Inc.(a)	13,908	429,896
Grand Canyon Education, Inc.(a)	6,305	605,091
H&R Block, Inc.	26,108	680,636
Mister Car Wash, Inc.(a)	12,207	175,781
Service Corp. International	25,809	1,693,328
Terminix Global Holdings, Inc.(a)	18,950	869,615

		6,246,029

Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	59,334	2,952,460
Equitable Holdings, Inc.	56,454	1,627,569
Voya Financial, Inc.	17,512	1,105,707

		5,685,736

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	164,056	1,650,403

Electric Utilities — 2.5%
Alliant Energy Corp.	39,988	2,351,694
Avangrid, Inc.	9,451	419,152
Edison International	59,763	4,111,097
Entergy Corp.	32,108	3,816,036
Evergy, Inc.	36,554	2,480,189
Eversource Energy	55,013	4,808,136
FirstEnergy Corp.	87,168	3,775,246
Hawaiian Electric Industries, Inc.	16,269	668,818
Idacorp, Inc.	8,202	862,686
NRG Energy, Inc.	39,136	1,404,982
OGE Energy Corp.	31,979	1,236,948
PG&E Corp.(a)(b)	318,766	4,032,390
Pinnacle West Capital Corp.	18,128	1,290,714
PPL Corp.	120,396	3,408,411
Xcel Energy, Inc.	86,297	6,322,118

		40,988,617

Electrical Equipment — 1.3%
Acuity Brands, Inc.	5,636	972,097
AMETEK, Inc.	36,949	4,665,181
ChargePoint Holdings, Inc.(a)(b)	36,531	472,711
Fluence Energy, Inc.(a)(b)	5,398	49,500
Generac Holdings, Inc.(a)	9,867	2,164,623
Hubbell, Inc.	8,708	1,701,195
nVent Electric PLC	26,676	901,115
Plug Power, Inc.(a)	82,311	1,730,177
Regal Rexnord Corp.	10,805	1,374,828
Rockwell Automation, Inc.	18,604	4,700,673
Sensata Technologies Holding PLC(a)	24,992	1,134,887
Shoals Technologies Group, Inc., Class A(a)	16,305	162,724
Sunrun, Inc.(a)	32,932	657,981
Vertiv Holdings Co.	49,376	618,681

		21,306,373

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	93,593	6,691,899
Arrow Electronics, Inc.(a)	10,740	1,265,816
Avnet, Inc.	16,264	710,086
CDW Corp.	21,698	3,540,680
Cognex Corp.	27,502	1,859,960
Coherent, Inc.(a)	3,908	1,046,953
Corning, Inc	121,936	4,290,928
IPG Photonics Corp.(a)	5,896	557,054

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	22,360	$1,290,843
Keysight Technologies, Inc.(a)	29,195	4,095,183
Littelfuse, Inc.	3,749	859,458
National Instruments Corp.	21,242	767,686
TD SYNNEX Corp.	6,830	683,615
Teledyne Technologies, Inc.(a)	7,392	3,190,018
Trimble, Inc.(a)	40,288	2,687,210
Vontier Corp.	27,087	693,969
Zebra Technologies Corp., Class A(a)	8,565	3,166,138

		37,397,496

Energy Equipment & Services — 0.6%
Baker Hughes Co.	118,117	3,663,989
Halliburton Co.	142,011	5,058,432
NOV, Inc.	62,648	1,135,808

		9,858,229

Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	222,043
Liberty Media Corp.-Liberty Formula One, Class C(a)	31,757	1,979,414
Live Nation Entertainment, Inc.(a)(b)	22,187	2,326,973
Madison Square Garden Sports Corp.(a)	3,023	490,059
Playtika Holding Corp.(a)	16,640	292,531
Roku, Inc.(a)	18,945	1,759,990
Skillz, Inc.(a)(b)	48,329	99,074
Spotify Technology SA(a)	22,124	2,248,905
Take-Two Interactive Software, Inc.(a)	18,387	2,197,430
Warner Bros Discovery, Inc.(a)	354,781	6,439,275
World Wrestling Entertainment, Inc., Class A	6,798	396,935
Zynga, Inc., Class A(a)	164,640	1,361,573

		19,814,202

Equity Real Estate Investment Trusts (REITs) — 8.1%
Alexandria Real Estate Equities, Inc.	26,684	4,860,757
American Campus Communities, Inc.	22,018	1,423,904
American Homes 4 Rent, Class A	47,023	1,862,581
Americold Realty Trust	42,726	1,127,112
Apartment Income REIT Corp.	25,131	1,235,691
AvalonBay Communities, Inc.	22,340	5,081,903
Boston Properties, Inc.	24,977	2,937,295
Brixmor Property Group, Inc.	46,844	1,188,901
Camden Property Trust	15,798	2,478,548
Cousins Properties, Inc.	23,680	850,112
CubeSmart	34,921	1,659,097
Douglas Emmett, Inc.	27,074	797,600
Duke Realty Corp.	60,869	3,332,578
EPR Properties	11,854	622,572
Equity LifeStyle Properties, Inc.	28,347	2,190,656
Equity Residential	59,065	4,813,797
Essex Property Trust, Inc.	10,376	3,416,506
Extra Space Storage, Inc.	21,014	3,992,660
Federal Realty Investment Trust	12,500	1,463,250
First Industrial Realty Trust, Inc.	20,247	1,174,326
Gaming and Leisure Properties, Inc.	37,545	1,666,247
Healthcare Trust of America, Inc., Class A	34,934	1,064,090
Healthpeak Properties, Inc.	86,728	2,845,546
Highwoods Properties, Inc.	16,631	679,210
Host Hotels & Resorts, Inc.	113,728	2,314,365
Hudson Pacific Properties, Inc.	23,600	549,408
Invitation Homes, Inc.	95,607	3,807,071
Iron Mountain, Inc.	45,781	2,459,813
JBG SMITH Properties	18,716	493,354
Kilroy Realty Corp.	18,601	1,302,070

3

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	93,447	$2,367,013
Lamar Advertising Co., Class A	13,859	1,530,172
Life Storage, Inc.	12,960	1,717,070
Medical Properties Trust, Inc.	95,056	1,748,080
Mid-America Apartment Communities, Inc.	18,478	3,634,253
National Retail Properties, Inc.	28,093	1,231,597
Omega Healthcare Investors, Inc.	37,459	954,455
Orion Office REIT, Inc.	8,648	116,056
Park Hotels & Resorts, Inc.	37,917	747,344
Rayonier, Inc.	23,023	994,594
Realty Income Corp.	90,649	6,287,415
Regency Centers Corp.	27,162	1,869,560
Rexford Industrial Realty, Inc.	25,890	2,020,456
SBA Communications Corp.	17,360	6,025,830
Simon Property Group, Inc.	52,275	6,168,450
SL Green Realty Corp.	10,840	750,345
Spirit Realty Capital, Inc.	20,708	899,763
STORE Capital Corp.	39,044	1,110,021
Sun Communities, Inc.	18,427	3,235,228
UDR, Inc.	50,711	2,698,332
Ventas, Inc.	63,832	3,545,868
VICI Properties, Inc.	135,350	4,034,783
Vornado Realty Trust	28,219	1,092,357
Welltower, Inc.	69,790	6,337,630
Weyerhaeuser Co.	120,078	4,949,615
WP Carey, Inc.	30,249	2,443,212

		132,200,519

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc., Class A.	26,352	824,291
Casey’s General Stores, Inc.	5,905	1,188,676
Grocery Outlet Holding Corp.(a)	13,181	443,804
Kroger Co.	117,172	6,322,601
U.S. Foods Holding Corp.(a)	34,756	1,307,521

		10,086,893

Food Products — 2.7%
Archer-Daniels-Midland Co.	89,243	7,992,603
Beyond Meat, Inc.(a)(b)	8,564	315,840
Bunge Ltd.	21,961	2,484,228
Campbell Soup Co.	31,387	1,482,094
Conagra Brands, Inc.	75,372	2,632,744
Darling Ingredients, Inc.(a)	25,991	1,907,480
Flowers Foods, Inc.	29,732	788,493
Freshpet, Inc.(a)	6,538	610,322
Hain Celestial Group, Inc.(a)	13,473	451,884
Hershey Co.	23,450	5,294,307
Hormel Foods Corp.	45,502	2,383,850
Ingredion, Inc.	10,740	914,081
J M Smucker Co.	16,877	2,310,968
Kellogg Co.	40,500	2,774,250
Lamb Weston Holdings, Inc.	23,387	1,545,881
McCormick & Co., Inc.	39,976	4,020,386
Pilgrim’s Pride Corp.(a)	7,712	218,635
Post Holdings, Inc.(a)	8,850	658,352
Seaboard Corp.	39	164,775
Tyson Foods, Inc., Class A	46,028	4,287,968

		43,239,141

Gas Utilities — 0.3%
Atmos Energy Corp.	21,461	2,433,677

Security	Shares	Value

Gas Utilities (continued)
National Fuel Gas Co.	14,201	$995,916
UGI Corp.	33,452	1,147,404

		4,576,997

Health Care Equipment & Supplies — 2.8%
ABIOMED, Inc.(a)	7,129	2,043,029
Cooper Cos., Inc.	7,744	2,795,894
DENTSPLY SIRONA, Inc.	34,915	1,396,251
DexCom, Inc.(a)	15,450	6,312,561
Enovis Corp.(a)	7,470	484,579
Envista Holdings Corp.(a)(b)	25,770	1,021,007
Figs, Inc., Class A(a)(b)	12,164	190,488
Globus Medical, Inc., Class A(a)	12,552	831,193
Hologic, Inc.(a)	39,671	2,855,915
ICU Medical, Inc.(a)(b)	3,202	685,196
IDEXX Laboratories, Inc.(a)	13,562	5,838,170
Insulet Corp.(a)	10,636	2,541,898
Integra LifeSciences Holdings Corp.(a)	11,566	707,377
Masimo Corp.(a)	7,866	888,622
Novocure Ltd.(a)(b)	16,465	1,260,890
Penumbra, Inc.(a)	5,537	955,465
Quidel Corp.(a)(b)	6,032	606,940
ResMed, Inc.	23,059	4,611,108
STERIS PLC	13,658	3,060,075
Tandem Diabetes Care, Inc.(a)	9,957	960,651
Teleflex, Inc.	7,470	2,133,581
Zimmer Biomet Holdings, Inc.	33,455	4,039,691
ZimVie, Inc.(a)	3,462	77,895

		46,298,476

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	14,121	958,533
Agilon Health, Inc.(a)(b)	26,536	471,545
Amedisys, Inc.(a)	4,952	632,123
AmerisourceBergen Corp.	23,798	3,600,399
Cardinal Health, Inc.	44,473	2,581,658
Chemed Corp.	2,411	1,184,741
DaVita, Inc.(a)	10,238	1,109,492
Encompass Health Corp.	15,699	1,080,562
Guardant Health, Inc.(a)	13,941	860,160
Henry Schein, Inc.(a)	22,330	1,810,963
Laboratory Corp. of America Holdings(a)	14,924	3,585,939
McKesson Corp.	24,051	7,446,430
Molina Healthcare, Inc.(a)	9,225	2,891,576
Oak Street Health, Inc.(a)	14,147	255,919
Premier, Inc., Class A	18,187	658,551
Quest Diagnostics, Inc.	19,615	2,625,272
Signify Health, Inc., Class A(a)	9,646	133,115
Universal Health Services, Inc., Class B	11,389	1,395,494

		33,282,472

Health Care Technology — 0.7%
Cerner Corp.	46,845	4,386,566
Certara, Inc.(a)	18,246	334,814
Change Healthcare, Inc.(a)	39,834	938,489
Definitive Healthcare Corp.(a)	3,231	76,413
Teladoc Health, Inc.(a)(b)	24,210	817,329
Veeva Systems, Inc., Class A(a)	22,205	4,040,200

		10,593,811

Hotels, Restaurants & Leisure — 3.4%
Aramark	37,119	1,345,564
Boyd Gaming Corp.	13,086	792,750
Caesars Entertainment, Inc.(a)	32,805	2,174,315

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.(a)	138,295	$2,392,504
Chipotle Mexican Grill, Inc.(a)	4,497	6,545,878
Choice Hotels International, Inc.	5,630	790,790
Churchill Downs, Inc.	5,929	1,203,231
Darden Restaurants, Inc.	20,328	2,677,807
Domino’s Pizza, Inc.	5,832	1,971,216
DraftKings, Inc., Class A(a)(b)	49,068	671,250
Expedia Group, Inc.(a)	23,233	4,059,967
Hilton Worldwide Holdings, Inc.(a)	43,910	6,818,784
Hyatt Hotels Corp., Class A(a)	7,955	755,407
Marriott Vacations Worldwide Corp.	6,497	970,197
MGM Resorts International	60,412	2,479,308
Norwegian Cruise Line Holdings Ltd.(a)(b)	58,927	1,180,308
Penn National Gaming, Inc.(a)	25,783	942,884
Planet Fitness, Inc., Class A(a)	13,050	1,044,392
Royal Caribbean Cruises Ltd.(a)	35,259	2,740,682
Six Flags Entertainment Corp.(a)	12,574	481,207
Travel + Leisure Co.	13,629	756,137
Vail Resorts, Inc.	6,401	1,626,878
Wendy’s Co.	28,546	564,069
Wyndham Hotels & Resorts, Inc.	14,688	1,291,956
Wynn Resorts Ltd.(a)	16,997	1,197,949
Yum China Holdings, Inc.	68,926	2,881,107
Yum! Brands, Inc.	46,382	5,427,158

		55,783,695

Household Durables — 1.3%
Dr. Horton, Inc.	52,615	3,661,478
Garmin Ltd.	24,355	2,672,718
Leggett & Platt, Inc.	21,088	751,365
Lennar Corp., B Shares	2,508	163,522
Lennar Corp., Class A	41,227	3,153,453
Mohawk Industries, Inc.(a)	8,805	1,242,033
Newell Brands, Inc.	60,934	1,410,622
NVR, Inc.(a)	498	2,179,353
PulteGroup, Inc.	39,513	1,650,063
Tempur Sealy International, Inc.	28,497	772,554
Toll Brothers, Inc.	17,688	820,192
TopBuild Corp.(a)	5,306	961,129
Whirlpool Corp.	9,242	1,677,608

		21,116,090

Household Products — 0.5%
Church & Dwight Co., Inc.	38,802	3,785,523
Clorox Co.	19,770	2,836,402
Reynolds Consumer Products, Inc.	9,250	273,708
Spectrum Brands Holdings, Inc.	6,263	532,793

		7,428,426

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	105,565	2,155,637
Brookfield Renewable Corp., Class A	20,540	737,386
Vistra Corp.	76,729	1,919,760

		4,812,783

Insurance — 4.1%
Aflac, Inc.	103,274	5,915,535
Alleghany Corp.(a)	2,137	1,787,600
American Financial Group, Inc.	10,875	1,505,970
Arch Capital Group Ltd.(a)	59,810	2,731,523
Arthur J Gallagher and Co.	32,828	5,531,190
Assurant, Inc.	9,038	1,643,831
Assured Guaranty Ltd.	10,408	574,001
Axis Capital Holdings Ltd.	12,389	710,261

Security	Shares	Value

Insurance (continued)
Brighthouse Financial, Inc.(a)	12,126	$622,791
Brown & Brown, Inc.	37,711	2,337,328
Cincinnati Financial Corp.	24,100	2,956,106
CNA Financial Corp.	4,427	210,017
Erie Indemnity Co., Class A	4,030	645,928
Everest Re Group Ltd.	6,252	1,717,487
Fidelity National Financial, Inc.	43,875	1,747,102
First American Financial Corp.	17,009	991,795
Globe Life, Inc.	16,107	1,579,775
GoHealth, Inc., Class A(a)	5,606	4,189
Hanover Insurance Group, Inc.	5,528	811,621
Hartford Financial Services Group, Inc.	53,599	3,748,178
Kemper Corp.	9,623	444,198
Lemonade, Inc.(a)(b)	6,384	133,170
Lincoln National Corp.	28,931	1,740,200
Loews Corp.	33,603	2,111,612
Markel Corp.(a)	2,163	2,927,145
Mercury General Corp.	4,206	212,109
Old Republic International Corp.	44,956	989,482
Primerica, Inc.	6,277	813,248
Principal Financial Group, Inc.	41,394	2,820,587
Prudential Financial, Inc.	60,645	6,580,589
Reinsurance Group of America, Inc.	10,707	1,149,075
RenaissanceRe Holdings Ltd.	6,890	988,853
Unum Group	32,777	1,000,354
W R Berkley Corp.	33,309	2,214,715
White Mountains Insurance Group Ltd.(b)	464	486,281
Willis Towers Watson PLC	19,887	4,272,921

		66,656,767

Interactive Media & Services(a) — 0.8%
IAC/InterActiveCorp	12,026	996,715
Match Group, Inc.	45,289	3,584,624
Pinterest, Inc., Class A	91,164	1,870,685
TripAdvisor, Inc.	15,926	408,821
Twitter, Inc.	125,020	6,128,481
Vimeo, Inc.	23,033	234,706

		13,224,032

Internet & Direct Marketing Retail — 0.3%
DoorDash, Inc., Class A(a)	23,520	1,915,234
Etsy, Inc.(a)	20,375	1,898,746
Qurate Retail, Inc., Series A	58,450	246,074
Wayfair, Inc., Class A(a)(b)	12,251	942,592

		5,002,646

IT Services — 3.3%
Akamai Technologies, Inc.(a)(b)	25,718	2,887,617
Amdocs Ltd.	19,811	1,578,739
Bread Financial Holdings, Inc.	7,492	410,562
Broadridge Financial Solutions, Inc.	18,603	2,681,250
Cloudflare, Inc., Class A(a)	41,980	3,616,157
Concentrix Corp.	6,774	1,066,769
DXC Technology Co.(a)	38,376	1,101,391
EPAM Systems, Inc.(a)	8,657	2,294,018
Euronet Worldwide, Inc.(a)	8,095	984,757
Fastly, Inc., Class A(a)	16,704	265,594
FleetCor Technologies, Inc.(a)	12,709	3,171,150
Gartner, Inc.(a)	12,811	3,722,236
Genpact Ltd.	29,264	1,178,461
Globant SA(a)	6,501	1,404,151
GoDaddy, Inc., Class A(a)	27,004	2,182,193
Jack Henry & Associates, Inc.	11,603	2,199,697
MongoDB, Inc.(a)	10,173	3,610,703

5

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Okta, Inc.(a)	20,280	$2,419,607
Paychex, Inc.	51,619	6,541,676
Paysafe Ltd.(a)	57,789	160,653
Sabre Corp.(a)	51,471	538,901
Shift4 Payments, Inc., Class A(a)	7,021	368,322
SolarWinds Corp.	5,165	63,891
SS&C Technologies Holdings, Inc.	36,053	2,331,187
StoneCo Ltd., Class A(a)	35,002	329,719
Switch, Inc., Class A	18,908	564,593
Thoughtworks Holding Inc.(a)(b)	6,753	124,998
VeriSign, Inc.(a)	15,647	2,795,962
Western Union Co.	62,852	1,053,400
WEX, Inc.(a)	7,242	1,203,910
Wix.com Ltd.(a)	8,694	656,049

		53,508,313

Leisure Products — 0.4%
Brunswick Corp.	12,376	935,749
Hasbro, Inc.	20,547	1,809,369
Mattel, Inc.(a)	54,930	1,335,348
Peloton Interactive, Inc., Class A(a)	47,976	842,459
Polaris, Inc.	8,938	848,574
YETI Holdings, Inc.(a)(b)	13,905	679,537

		6,451,036

Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(a)	13,108	626,038
Adaptive Biotechnologies Corp.(a)	17,530	144,622
Agilent Technologies, Inc.	48,073	5,733,667
Avantor, Inc.(a)	96,312	3,070,427
Azenta, Inc.	11,727	879,056
Bio-Rad Laboratories, Inc., Class A(a)	3,412	1,747,149
Bio-Techne Corp.	6,249	2,372,683
Bruker Corp.	16,391	942,319
Charles River Laboratories International, Inc.(a)	8,016	1,935,944
IQVIA Holdings, Inc.(a)	30,569	6,663,736
Maravai LifeSciences Holdings, Inc., Class A(a)	17,507	537,990
Mettler-Toledo International, Inc.(a)(b)	3,633	4,641,266
PerkinElmer, Inc.	20,290	2,974,717
QIAGEN NV(a)	36,510	1,656,459
Repligen Corp.(a)	8,777	1,380,095
Sotera Health Co.(a)	15,920	324,450
Syneos Health, Inc.(a)	16,298	1,191,221
Waters Corp.(a)	9,672	2,930,809
West Pharmaceutical Services, Inc.	11,777	3,710,462

		43,463,110

Machinery — 3.5%
AGCO Corp.	10,036	1,278,586
Allison Transmission Holdings, Inc.	17,065	638,914
Crane Co.	7,932	763,296
Cummins, Inc.	23,000	4,351,370
Donaldson Co., Inc.	20,072	984,331
Dover Corp.	22,973	3,062,301
Esab Corp.(a)(b)	7,470	351,090
Flowserve Corp.	20,924	684,424
Fortive Corp.	52,276	3,005,870
Gates Industrial Corp. PLC(a)	14,586	185,971
Graco, Inc.	26,988	1,673,796
IDEX Corp.	12,216	2,318,841
Ingersoll Rand, Inc.	63,030	2,770,799
ITT, Inc.	13,858	973,109
Lincoln Electric Holdings, Inc.	9,197	1,239,112

Security	Shares	Value

Machinery (continued)
Middleby Corp.(a)	8,860	$1,363,465
Nordson Corp.	9,337	2,013,898
Oshkosh Corp.	10,535	973,855
Otis Worldwide Corp.	68,186	4,966,668
PACCAR, Inc.	54,611	4,535,444
Parker-Hannifin Corp.	20,618	5,583,767
Pentair PLC	26,593	1,349,595
Snap-on, Inc.	8,345	1,773,229
Stanley Black & Decker, Inc	25,970	3,120,295
Timken Co.	10,177	586,602
Toro Co.	16,898	1,354,037
Westinghouse Air Brake Technologies Corp.	28,838	2,592,825
Xylem, Inc.	28,800	2,318,400

		56,813,890

Marine — 0.0%
Kirby Corp.(a)	9,544	622,269

Media — 1.3%
Altice USA, Inc., Class A(a)	33,133	307,474
Cable One, Inc.	865	1,008,763
DISH Network Corp., Class A(a)	39,963	1,139,345
Fox Corp., Class A	50,059	1,794,115
Fox Corp., Class B	23,857	793,007
Interpublic Group of Cos., Inc.	63,053	2,056,789
Liberty Broadband Corp., Class A(a)	3,761	404,909
Liberty Broadband Corp., Class C(a)	22,687	2,536,860
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	14,888	622,765
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	25,706	1,076,567
Loyalty Ventures, Inc.(a)(b)	3,025	38,690
New York Times Co., Class A	26,542	1,017,089
News Corp., Class A	62,701	1,245,242
News Corp., Class B	18,621	370,744
Nexstar Media Group, Inc., Class A	6,332	1,003,115
Omnicom Group, Inc.	33,266	2,532,541
Paramount Global, Class A	1,521	47,988
Paramount Global, Class B	93,334	2,717,886
Sirius XM Holdings, Inc.(b)	141,731	850,386

		21,564,275

Metals & Mining — 1.1%
Alcoa Corp.	29,369	1,991,218
Ardagh Group SA(a)	2,789	39,897
Cleveland-Cliffs, Inc.(a)	70,900	1,807,241
Nucor Corp.	43,652	6,756,457
Reliance Steel & Aluminum Co.	9,981	1,978,733
Royal Gold, Inc.	10,506	1,370,823
Steel Dynamics, Inc.	30,323	2,600,197
United States Steel Corp.	41,209	1,256,462

		17,801,028

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	83,881	921,013
Annaly Capital Management, Inc.	226,303	1,452,865
New Residential Investment Corp.	69,288	720,595
Starwood Property Trust, Inc.	46,387	1,061,335

		4,155,808

Multiline Retail — 0.5%
Dollar Tree, Inc.(a)	35,684	5,796,866
Kohl’s Corp.	22,258	1,288,293

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Nordstrom, Inc.	17,702	$454,941
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,301	494,963

		8,035,063

Multi-Utilities — 2.0%
Ameren Corp.	40,778	3,788,276
CenterPoint Energy, Inc.	94,955	2,906,573
CMS Energy Corp.	46,270	3,178,286
Consolidated Edison, Inc.	56,742	5,262,253
DTE Energy Co.	30,925	4,052,412
NiSource, Inc.	63,008	1,834,793
Public Service Enterprise Group, Inc.	80,833	5,630,827
WEC Energy Group, Inc.	50,579	5,060,429

		31,713,849

Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	54,585	560,588
APA Corp.	58,313	2,386,751
Cheniere Energy, Inc.	37,538	5,098,036
Continental Resources, Inc.	9,934	552,032
Coterra Energy, Inc.	128,069	3,687,107
Devon Energy Corp.	108,044	6,284,920
Diamondback Energy, Inc.	28,936	3,652,591
DTE Midstream LLC(a)	15,677	842,639
EQT Corp.	48,775	1,938,806
Hess Corp.	44,445	4,580,946
HF Sinclair Corp.(a)	24,121	917,080
Marathon Oil Corp.	124,584	3,104,633
Marathon Petroleum Corp.	98,563	8,600,607
New Fortress Energy, Inc.	3,920	152,018
Occidental Petroleum Corp.	135,448	7,461,830
ONEOK, Inc.	71,097	4,502,573
Phillips 66	74,887	6,497,196
Pioneer Natural Resources Co.	34,593	8,041,835
Targa Resources Corp.	36,025	2,644,595
Texas Pacific Land Corp.	946	1,292,804
Valero Energy Corp.	65,442	7,295,474
Williams Cos., Inc.	194,847	6,681,304

		86,776,365

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	13,993	902,829
Sylvamo Corp.(a)	5,414	241,735

		1,144,564

Personal Products(a) — 0.1%
Coty, Inc., Class A	57,543	466,674
Herbalife Nutrition Ltd.	15,471	411,219
Olaplex Holdings, Inc.(b)	12,833	188,645

		1,066,538

Pharmaceuticals — 0.8%
Catalent, Inc.(a)	27,369	2,478,537
Elanco Animal Health, Inc.(a)	71,605	1,812,322
Jazz Pharmaceuticals PLC(a)	9,483	1,519,366
Nektar Therapeutics(a)(b)	29,190	120,555
Organon & Co.	40,802	1,319,129
Perrigo Co. PLC	20,745	711,553
Royalty Pharma PLC, Class A	52,293	2,226,636
Viatris, Inc.	194,442	2,008,586

		12,196,684

Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	21,037	1,717,250
CACI International, Inc., Class A(a)	3,655	969,672

Security	Shares	Value

Professional Services (continued)
Clarivate PLC(a)	74,983	$1,175,733
CoStar Group, Inc.(a)	62,753	3,992,346
Dun & Bradstreet Holdings, Inc.(a)	26,456	417,740
Equifax, Inc.	19,414	3,951,137
FTI Consulting, Inc.(a)	5,360	845,326
Jacobs Engineering Group, Inc.	20,791	2,880,593
Legalzoom.com, Inc.(a)(b)	15,380	220,703
Leidos Holdings, Inc.	22,708	2,350,505
ManpowerGroup, Inc.	8,645	779,779
Nielsen Holdings PLC	57,495	1,541,441
Robert Half International, Inc.	17,442	1,714,723
Science Applications International Corp.	8,798	732,258
TransUnion	30,793	2,695,003
Verisk Analytics, Inc.	25,438	5,190,624

		31,174,833

Real Estate Management & Development(a) — 0.5%
CBRE Group, Inc., Class A	53,511	4,443,553
Howard Hughes Corp.	6,646	666,527
Jones Lang LaSalle, Inc	8,124	1,776,963
Opendoor Technologies, Inc.	73,300	512,367
Zillow Group, Inc., Class A	9,173	354,536
Zillow Group, Inc., Class C(b)	26,191	1,042,926

		8,796,872

Road & Rail — 0.8%
AMERCO	1,429	765,201
JB Hunt Transport Services, Inc.	13,523	2,310,405
Knight-Swift Transportation Holdings, Inc.	25,743	1,232,832
Landstar System, Inc.	6,123	948,453
Lyft, Inc., Class A(a)	47,142	1,536,829
Old Dominion Freight Line, Inc.	16,381	4,588,646
Ryder System, Inc.	8,067	563,883
Schneider National, Inc., Class B	8,698	205,534
TuSimple Holdings, Inc., Class A(a)(b)	21,074	218,537
XPO Logistics, Inc.(a)	15,571	837,564

		13,207,884

Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.(a)	6,143	149,336
Cirrus Logic, Inc.(a)	9,215	698,497
Enphase Energy, Inc.(a)	20,918	3,376,165
Entegris, Inc.	21,656	2,412,262
First Solar, Inc.(a)	16,768	1,224,567
Globalfoundries, Inc.(a)(b)	8,328	435,471
Marvell Technology, Inc.	135,170	7,850,674
Microchip Technology, Inc.	87,325	5,693,590
MKS Instruments, Inc.	8,857	1,009,521
Monolithic Power Systems, Inc.	7,263	2,848,839
ON Semiconductor Corp.(a)	67,794	3,532,745
Qorvo, Inc.(a)	17,282	1,966,346
Skyworks Solutions, Inc.	26,394	2,990,440
Teradyne, Inc.	26,055	2,747,760
Universal Display Corp.	6,782	866,265
Wolfspeed, Inc.(a)	18,550	1,701,221

		39,503,699

Software — 6.7%
Alteryx, Inc., Class A(a)	9,477	608,423
Anaplan, Inc.(a)	23,134	1,503,479
ANSYS, Inc.(a)	13,954	3,846,978
Aspen Technology, Inc.(a)	10,605	1,681,317
Avalara, Inc.(a)	13,720	1,043,680
Bentley Systems, Inc., Class B	22,105	937,031

7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Bill.Com Holdings, Inc.(a)	14,963	$2,554,334
Black Knight, Inc.(a)	24,447	1,608,368
C3.AI, Inc., Class A(a)(b)	9,432	160,250
Cadence Design Systems, Inc.(a)	44,044	6,644,037
CDK Global, Inc.	18,859	1,026,118
Ceridian HCM Holding, Inc.(a)	21,059	1,182,042
Citrix Systems, Inc.	19,923	1,994,292
Coupa Software, Inc.(a)	11,926	1,029,214
Crowdstrike Holdings, Inc., Class A(a)	31,950	6,350,382
Datadog, Inc., Class A(a)	40,765	4,923,597
Datto Holding Corp.(a)	3,423	118,778
DocuSign, Inc.(a)	30,860	2,499,660
Dolby Laboratories, Inc., Class A	10,285	796,779
DoubleVerify Holdings, Inc.(a)	9,353	203,428
Dropbox, Inc., Class A(a)	47,584	1,034,952
Duck Creek Technologies, Inc.(a)	12,216	194,601
Dynatrace, Inc.(a)	31,874	1,222,687
Elastic NV(a)	12,002	913,832
Everbridge, Inc.(a)(b)	6,037	260,195
Fair Isaac Corp.(a)	4,105	1,533,259
Five9, Inc.(a)	10,769	1,185,667
Fortinet, Inc.(a)	21,461	6,202,444
Guidewire Software, Inc.(a)	13,493	1,173,081
HubSpot, Inc.(a)	7,211	2,736,070
Informatica, Inc., Class A(a)(b)	5,316	103,449
Jamf Holding Corp.(a)(b)	8,571	263,987
Mandiant, Inc.(a)	37,696	828,558
Manhattan Associates, Inc.(a)	10,179	1,328,868
N-Able, Inc.(a)	5,165	51,650
nCino, Inc.(a)	8,292	310,867
NCR Corp.(a)	20,754	727,013
New Relic, Inc.(a)	8,404	531,721
NortonLifeLock, Inc.	88,417	2,213,962
Nutanix, Inc., Class A(a)	34,277	857,953
Palantir Technologies, Inc., Class A(a)(b)	267,065	2,777,476
Palo Alto Networks, Inc.(a)	15,498	8,698,717
Paycom Software, Inc.(a)	7,822	2,201,658
Paycor HCM, Inc.(a)(b)	7,588	186,892
Paylocity Holding Corp.(a)	6,367	1,207,374
Pegasystems, Inc.	6,534	500,439
Procore Technologies, Inc.(a)	9,529	528,574
PTC, Inc.(a)	16,954	1,936,316
RingCentral, Inc., Class A(a)	13,092	1,110,856
Smartsheet, Inc., Class A(a)	19,463	940,647
Splunk, Inc.(a)	25,406	3,100,040
Synopsys, Inc.(a)	24,317	6,973,872
Teradata Corp.(a)	17,305	715,562
Trade Desk, Inc., Class A(a)	69,589	4,100,184
Tyler Technologies, Inc.(a)	6,476	2,556,142
Unity Software, Inc.(a)	24,238	1,609,646
Zendesk, Inc.(a)	19,314	2,357,081
Zscaler, Inc.(a)	12,691	2,572,973

		108,461,452

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	9,888	1,973,942
AutoNation, Inc.(a)	6,623	767,672
AutoZone, Inc.(a)	3,303	6,458,918
Bath & Body Works, Inc.	38,081	2,014,104
Best Buy Co., Inc.	38,494	3,461,766
Burlington Stores, Inc.(a)(b)	10,674	2,172,800
CarMax, Inc.(a)	26,237	2,250,610

Security	Shares	Value

Specialty Retail (continued)
Carvana Co.(a)	12,515	$725,369
Dick’s Sporting Goods, Inc.	9,720	937,202
Five Below, Inc.(a)(b)	8,862	1,392,220
Floor & Decor Holdings, Inc., Class A(a)	16,370	1,305,016
Foot Locker, Inc.	13,860	406,237
GameStop Corp., Class A(a)(b)	10,288	1,286,720
Gap, Inc.	32,245	400,483
Leslie’s, Inc.(a)	25,487	499,545
Lithia Motors, Inc.	4,731	1,339,488
O’Reilly Automotive, Inc.(a)	10,677	6,476,134
Penske Automotive Group, Inc.	4,861	509,530
Petco Health & Wellness Co., Inc.(a)(b)	8,465	163,036
RH(a)	2,803	942,144
Tractor Supply Co.	18,194	3,665,181
Ulta Beauty, Inc.(a)	8,424	3,342,643
Victoria’s Secret and Co.(a)	11,969	563,979
Vroom, Inc.(a)(b)	19,139	29,857
Williams-Sonoma, Inc.	11,626	1,516,961

		44,601,557

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	208,072	3,206,389
HP, Inc.	173,636	6,360,287
NetApp, Inc.	35,801	2,622,423
Pure Storage, Inc., Class A(a)	43,709	1,280,674
Western Digital Corp.(a)	50,212	2,664,751
Xerox Holdings Corp.	20,099	349,723

		16,484,247

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	23,122	1,102,919
Carter’s, Inc.	6,558	552,446
Columbia Sportswear Co.	6,434	528,618
Deckers Outdoor Corp.(a)	4,320	1,148,040
Hanesbrands, Inc.	55,589	737,110
Lululemon Athletica, Inc.(a)	18,279	6,482,282
PVH Corp.	10,954	797,232
Ralph Lauren Corp.	7,315	763,247
Skechers USA, Inc., Class A(a)	20,957	802,653
Tapestry, Inc.	42,574	1,401,536
Under Armour, Inc., Class A(a)	30,304	465,469
Under Armour, Inc., Class C(a)	33,131	470,129
VF Corp.	52,101	2,709,252

		17,960,933

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	51,248	669,299
New York Community Bancorp, Inc.	73,184	676,220
Rocket Cos., Inc., Class A(b)	18,867	166,973
TFS Financial Corp.	7,886	118,211
UWM Holdings Corp.	14,183	52,619

		1,683,322

Trading Companies & Distributors — 1.1%
Air Lease Corp.	17,273	695,757
Core & Main, Inc., Class A(a)	7,779	184,829
Fastenal Co.	91,957	5,086,142
MSC Industrial Direct Co., Inc., Class A	6,840	566,762
SiteOne Landscape Supply, Inc.(a)	7,043	993,274
United Rentals, Inc.(a)	11,581	3,665,618
Univar Solutions, Inc.(a)	26,797	780,329

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	7,358	$3,679,221
Watsco, Inc.	5,254	1,401,662

		17,053,594

Water Utilities — 0.4%
American Water Works Co., Inc.	29,100	4,483,728
Essential Utilities, Inc.	37,086	1,659,969

		6,143,697

Total Common Stocks — 98.8%
(Cost: $1,125,289,680)		1,606,149,533

Investment Companies

Equity Funds — 0.8%
iShares Russell Mid-Cap ETF(c)	179,162	12,897,872

Total Investment Companies — 0.8% (Cost: $13,663,537)		12,897,872

Total Long-Term Investments — 99.6% (Cost: $1,138,953,217)		1,619,047,405

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)(e)	37,313,602	$37,313,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)(d)	6,900,834	6,900,834

Total Short-Term Securities — 2.7% (Cost: $44,209,297)		44,214,436

Total Investments — 102.3% (Cost: $1,183,162,514)		1,663,261,841

Liabilities in Excess of Other Assets — (2.3)%		(36,636,440)

Net Assets — 100.0%		$1,626,625,401

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,678,418	$8,644,261	(a)	$—		$(6,121)	$(2,956)	$37,313,602	37,313,602	$86,141	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,820,501	—		(4,919,667	)(a)	—	—	6,900,834	6,900,834	3,272		—
iShares Russell Mid-Cap ETF	12,977,513	150,550,033		(148,039,472)		(617,637)	(1,972,565)	12,897,872	179,162	132,746		—

						$(623,758)	$(1,975,521)	$57,112,308		$222,159		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	12	06/17/22	$2,477	$(55,787)
S&P Mid 400 E-Mini Index	15	06/17/22	3,743	(212,114)

				$(267,901)

9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$19,346,195	$—	$—	$19,346,195
Air Freight & Logistics	5,785,934	—	—	5,785,934
Airlines	15,404,316	—	—	15,404,316
Auto Components	8,942,013	—	—	8,942,013
Automobiles	1,543,569	—	—	1,543,569
Banks	53,563,196	—	—	53,563,196
Beverages	4,548,025	—	—	4,548,025
Biotechnology	23,433,254	—	—	23,433,254
Building Products	26,736,759	—	—	26,736,759
Capital Markets	54,268,068	—	—	54,268,068
Chemicals	49,133,513	—	—	49,133,513
Commercial Services & Supplies	18,446,204	—	—	18,446,204
Communications Equipment	16,589,860	—	—	16,589,860
Construction & Engineering	6,465,591	—	—	6,465,591
Construction Materials	7,954,995	—	—	7,954,995
Consumer Finance	13,196,011	—	—	13,196,011
Containers & Packaging	25,567,428	—	—	25,567,428
Distributors	7,589,887	—	—	7,589,887
Diversified Consumer Services	6,246,029	—	—	6,246,029
Diversified Financial Services	5,685,736	—	—	5,685,736
Diversified Telecommunication Services	1,650,403	—	—	1,650,403
Electric Utilities	40,988,617	—	—	40,988,617
Electrical Equipment	21,306,373	—	—	21,306,373
Electronic Equipment, Instruments & Components	37,397,496	—	—	37,397,496
Energy Equipment & Services	9,858,229	—	—	9,858,229
Entertainment	19,814,202	—	—	19,814,202
Equity Real Estate Investment Trusts (REITs)	132,200,519	—	—	132,200,519
Food & Staples Retailing	10,086,893	—	—	10,086,893
Food Products	43,239,141	—	—	43,239,141
Gas Utilities	4,576,997	—	—	4,576,997
Health Care Equipment & Supplies	46,298,476	—	—	46,298,476
Health Care Providers & Services	33,282,472	—	—	33,282,472
Health Care Technology	10,593,811	—	—	10,593,811

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$55,783,695	$—	$—	$55,783,695
Household Durables.	21,116,090	—	—	21,116,090
Household Products	7,428,426	—	—	7,428,426
Independent Power and Renewable Electricity Producers	4,812,783	—	—	4,812,783
Insurance	66,656,767	—	—	66,656,767
Interactive Media & Services	13,224,032	—	—	13,224,032
Internet & Direct Marketing Retail	5,002,646	—	—	5,002,646
IT Services	53,508,313	—	—	53,508,313
Leisure Products	6,451,036	—	—	6,451,036
Life Sciences Tools & Services	43,463,110	—	—	43,463,110
Machinery	56,813,890	—	—	56,813,890
Marine	622,269	—	—	622,269
Media	21,564,275	—	—	21,564,275
Metals & Mining	17,761,131	39,897	—	17,801,028
Mortgage Real Estate Investment Trusts (REITs)	4,155,808	—	—	4,155,808
Multiline Retail	8,035,063	—	—	8,035,063
Multi-Utilities	31,713,849	—	—	31,713,849
Oil, Gas & Consumable Fuels	86,776,365	—	—	86,776,365
Paper & Forest Products	1,144,564	—	—	1,144,564
Personal Products	1,066,538	—	—	1,066,538
Pharmaceuticals	12,196,684	—	—	12,196,684
Professional Services	31,174,833	—	—	31,174,833
Real Estate Management & Development	8,796,872	—	—	8,796,872
Road & Rail	13,207,884	—	—	13,207,884
Semiconductors & Semiconductor Equipment	39,503,699	—	—	39,503,699
Software	108,461,452	—	—	108,461,452
Specialty Retail	44,601,557	—	—	44,601,557
Technology Hardware, Storage & Peripherals	16,484,247	—	—	16,484,247
Textiles, Apparel & Luxury Goods	17,960,933	—	—	17,960,933
Thrifts & Mortgage Finance	1,683,322	—	—	1,683,322
Trading Companies & Distributors	17,053,594	—	—	17,053,594
Water Utilities	6,143,697	—	—	6,143,697
Investment Companies	12,897,872	—	—	12,897,872
Short-Term Securities
Money Market Funds	44,214,436	—	—	44,214,436

	$1,663,221,944	$39,897	$—	$1,663,261,841

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(267,901)	$—	$—	$(267,901)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

11